Personnel expenses	9 Months Ended
Sep. 30, 2023
Classes of employee benefits expense [abstract]
Disclosure of employee benefits [text block]	Personnel expenses

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Salaries	(99,216)	(104,987)	(308,371)	(295,709)
Benefits	(82,648)	(39,492)	(168,988)	(110,018)
Social security charges	(27,839)	(31,451)	(85,642)	(86,928)
Others	(958)	(302)	(6,321)	(1,163)
Total	(210,661)	(176,232)	(569,322)	(493,818)